Other Income and Gain - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Other Income [Abstract]
Sundry income	$ 173,066	$ 22,234	$ 42,970	$ 5,883
Interest income	96,179	12,357	286,321	48,233
Fair value gain on contingent consideration	717,606	92,199
Gain arising from the drawdown of the SEPA	1,033,094	132,733
Fair value change in embedded derivative liability	1,452,727	186,647	1,623,695
Other income	$ 3,472,672	$ 446,170	$ 1,952,986	$ 54,116